Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund
Davidson Multi-Cap Equity Fund
Investment Objective
The Davidson Multi-Cap Equity Fund (the "Multi-Cap Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Multi-Cap Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 41 of the Funds' Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Multi-Cap Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Multi-Cap Equity Fund		Class A	Class C
Management Fees		0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses		0.61%	0.62%
Total Annual Fund Operating Expenses		1.51%	2.27%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)	(0.37%)
Net Annual Fund Operating Expenses		1.15%	1.90%
[1]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Multi-Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Multi-Cap Fund's Class A shares and 1.90% of average daily net assets of the Multi-Cap Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Multi-Cap Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Multi-Cap
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Cap Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Cap
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Multi-Cap Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	611	920	1,250	2,182
Class C	293	674	1,181	2,577

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Multi-Cap Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	611	920	1,250	2,182
Class C	193	674	1,181	2,577

Portfolio Turnover.
The Multi-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Multi-Cap Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
Example, affect the Multi-Cap Fund's performance. During the most recent fiscal year, the Multi-Cap Fund's portfolio turnover rate was 13.95% of the average value of its portfolio.
Principal Investment Strategies of the Multi-Cap Fund
Under normal market conditions, the Multi-Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets. The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries .

The Multi-Cap Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds ("ETFs")). The Fund may invest up to 20% of its net assets in foreign securities. The Fund may invest up to 20% of its net assets in put and call options.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Multi-Cap Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Multi-Cap Fund
Losing all or a portion of your investment is a risk of investing in the
Multi-Cap Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Multi-Cap Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Multi-Cap Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Multi-Cap
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Multi-Cap Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Multi-Cap Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

· Can accept the greater risks of investing in a portfolio with equity holdings.
Performance
The following information provides some indication of the risks of investing in the Multi-Cap Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.
Annual Returns as of December 31

The Fund's year-to-date return as of September 30, 2012 was 15.36%.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended
September 30, 2011).
Average Annual Total Returns Davidson Multi-Cap Equity Fund	Label	1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Return Before Taxes	(5.58%)	(0.20%)	Aug. 11, 2008
Class A After Taxes on Distributions	Return After Taxes on Distributions	(6.69%)	(0.59%)	Aug. 11, 2008
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.76%)	(0.26%)	Aug. 11, 2008
Class C	Return Before Taxes	(2.30%)			13.45%	Jul. 01, 2009
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	1.34%	Aug. 11, 2008	15.91%	Jul. 01, 2009

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.